Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	$ 304,278	$ 313,571
Other financial liabilities	18,815,448	25,696,166
Derivative instruments	21,045,216	48,981,953
Other financial liabilities	781,978,145	854,016,751
Total	0	0
Financial Liabilities Held for Trading [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	1,255,478	7,369,481
Total Current	1,255,478	7,369,481
Derivative instruments		2,987,830
Total Non-current		2,987,830
Total	1,255,478	10,357,311
Loans and Payables [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	17,255,692	18,013,114
Other financial liabilities	670,642,077	617,955,794
Total Current	687,897,769	635,968,908
Interest-bearing loans	760,932,929	802,046,968
Other financial liabilities	978,342	1,734,640
Total Non-current	761,911,271	803,781,608
Total	1,449,809,040	1,439,750,516
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	304,278	313,571
Total Current	304,278	313,571
Derivative instruments	21,045,216	48,981,953
Total Non-current	21,045,216	48,981,953
Total	$ 21,349,494	$ 49,295,524